Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2018
Cash and cash equivalents.
Schedule of cash and cash equivalents

	At June 30,	At December 31,
	2018	2017
Cash deposits	$62.3	$469.5
Term deposits	9.8	41.6
	$72.1	$511.1